Deferred Compensation and Retirement Plans - Schedule of Reconciliation of Deferred Compensation and Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Change in fair value of plan assets:
Total liability	$ 567,661	$ 526,388
Deferred Compensation Plan
Change in benefit obligation:
Balance, beginning of year	316,883	280,926
Service cost	50,105	46,147	$ 43,879
Interest cost	15,521	17,772	13,447
Actuarial loss	382	1,482
Administrative expenses paid	(202)	(234)
Benefits paid from plan assets	(2,426)	(1,900)
Benefits paid from cash	(35,988)	(27,310)
Balance, end of year	344,275	316,883	280,926
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	18,567	18,523
Actual return on plan assets	2,699	1,547
Benefits paid from plan assets	(2,426)	(1,900)
Administrative expenses paid	(202)	(234)
Employer contributions	509	631
Fair value of plan assets, end of year	19,147	18,567	$ 18,523
Funded status and balance, end of year	(325,128)	(298,316)
Current liability	43,480	36,332
Non-current liability	281,648	261,984
Total liability	$ 325,128	$ 298,316
Total	100.00%	100.00%
Deferred Compensation Plan | CSV of COLI Contracts
Change in fair value of plan assets:
Gross CSV	$ 361,200	$ 325,500
Outstanding policy loans	$ 72,200	$ 72,800
Deferred Compensation Plan | Debt securities
Change in fair value of plan assets:
Total	44.00%	46.00%
Deferred Compensation Plan | Equity securities
Change in fair value of plan assets:
Total	54.00%	50.00%
Deferred Compensation Plan | Other
Change in fair value of plan assets:
Total	2.00%	4.00%